                         METLIFE INSURANCE COMPANY USA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust -- MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio

      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above investment portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an investment portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your account value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these investment portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the investment portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


In the "INVESTMENT OPTIONS" section, under "Dollar Cost Averaging Programs -
1. Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


In the "INVESTMENT OPTIONS" section, under "Dollar Cost Averaging Programs -
2. Enhanced Dollar Cost Averaging Program (EDCA)," replace the last paragraph with the following:


For Class B contracts:

      If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


For Class A contracts:


      If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio.


3. OTHER INFORMATION


In the "OTHER INFORMATION" section, under "MetLife USA," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section, under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.


4. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


5. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


      Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (closed effective May 1, 2016).


      Effective as of May 1, 2016:

      o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


      o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


      o  Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class
         A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).


6. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 709-2811

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             0.52%         0.25%       0.03%

 American Funds Global Small                  0.69%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.33%         0.25%       0.02%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.77%         0.25%        0.05%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return       0.49%         0.25%        0.05%
  Portfolio

 Met/Wellington Large Cap Research             0.56%         0.25%       0.03%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.07%         0.25%        0.01%

 MetLife Balanced Plus Portfolio               0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.02%
  Portfolio

 MFS(R) Research International Portfolio       0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%       0.05%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%       0.15%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%       0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%       0.08%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%       0.02%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              --        0.80%           --          0.80%

 American Funds Global Small                   --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth Fund                     --        0.60%           --          0.60%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        1.07%         0.09%         0.98%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return        --        0.79%         0.02%         0.77%
  Portfolio

 Met/Wellington Large Cap Research              --        0.84%         0.04%         0.80%
  Portfolio

 MetLife Asset Allocation 100 Portfolio      0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio              0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk           0.22%       0.66%           --          0.66%
  Portfolio

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                 --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk            0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio           0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio        0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio       0.25%         0.30%        0.03%

 BlackRock Bond Income Portfolio                0.32%         0.25%       0.04%

 BlackRock Capital Appreciation Portfolio      0.69%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.34%         0.25%       0.03%
  Portfolio

 Jennison Growth Portfolio                     0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%       0.05%
  Portfolio

 Met/Dimensional International Small           0.81%         0.25%        0.14%
  Company Portfolio

 Met/Wellington Core Equity                     0.70%         0.15%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio          0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio          0.05%         0.25%         --

 MFS(R) Total Return Portfolio                 0.55%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.70%         0.25%       0.02%

 Neuberger Berman Genesis Portfolio            0.81%         0.25%        0.03%

 Western Asset Management Strategic             0.59%         0.25%       0.04%
  Bond Opportunities Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio        --        0.58%         0.01%         0.57%

 BlackRock Bond Income Portfolio                 --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio       --        0.71%         0.05%         0.66%

 BlackRock Ultra-Short Term Bond                 --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.20%         0.09%         1.11%
  Portfolio

 Met/Dimensional International Small            --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                      --        0.87%         0.12%         0.75%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio         0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio         0.65%       0.95%           --          0.95%

 MFS(R) Total Return Portfolio                  --        0.85%           --          0.85%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio             --        1.09%         0.01%         1.08%

 Western Asset Management Strategic              --        0.88%         0.04%         0.84%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap Research Portfolio)

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class E)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small Capital-         Seeks long-term growth of capital.
 ization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio              Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 Met/Aberdeen Emerging Markets Equity         Seeks capital appreciation.
 Portfolio (formerly MFS(R) Emerging
 Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return       Seeks a high level of current income, while
 Portfolio                                    seeking preservation of shareholders' capital.
 Met/Wellington Large Cap Research            Seeks long-term capital appreciation.
 Portfolio (formerly WMC Large Cap
 Research Portfolio)
 MetLife Asset Allocation 100 Portfolio       Seeks growth of capital.
 MetLife Balanced Plus Portfolio              Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small Capital-         Capital Research and Management
 ization Fund                                 Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio                   Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio              MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Met/Aberdeen Emerging Markets Equity         MetLife Advisers, LLC
 Portfolio (formerly MFS(R) Emerging          Subadviser: Aberdeen Asset Managers
 Markets Equity Portfolio)                    Limited
 Met/Franklin Low Duration Total Return       MetLife Advisers, LLC
 Portfolio                                    Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research            MetLife Advisers, LLC
 Portfolio (formerly WMC Large Cap            Subadviser: Wellington Management
 Research Portfolio)                          Company LLP
 MetLife Asset Allocation 100 Portfolio       MetLife Advisers, LLC
 MetLife Balanced Plus Portfolio              MetLife Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 MetLife Multi-Index Targeted Risk          Seeks a balance between growth of capital
 Portfolio                                  and current income, with a greater emphasis
                                            on growth of capital.
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio        Seeks capital appreciation.
 PanAgora Global Diversified Risk           Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 Pyramis(R) Government Income Portfolio     Seeks a high level of current income,
                                            consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio          Seeks total return.
 Schroders Global Multi-Asset Portfolio     Seeks capital appreciation and current
                                            income.
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                  Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)                                  Barclays U.S. Aggregate Bond Index.
 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class B)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio (Class B)
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20 Portfolio      Seeks a high level of current income, with
 (Class B)                                  growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio      Seeks high total return in the form of income
 (Class B)                                  and growth of capital, with a greater
                                            emphasis on income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MetLife Multi-Index Targeted Risk          MetLife Advisers, LLC
 Portfolio                                  Subadviser: Overlay Portion: MetLife
                                            Investment Advisors, LLC
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity Portfolio        MetLife Advisers, LLC
                                            Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk           MetLife Advisers, LLC
 Portfolio                                  Subadviser: PanAgora Asset Management,
                                            Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 Pyramis(R) Government Income Portfolio     MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio          MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio     MetLife Advisers, LLC
                                            Subadvisers: Schroder Investment
                                            Management North America Inc.; Schroder
                                            Investment Management North America
                                            Limited
 SSGA Growth and Income ETF Portfolio       MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                  MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    MetLife Advisers, LLC
 (Class G)                                  Subadviser: MetLife Investment Advisors,
                                            LLC
 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio (Class B)                Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio      MetLife Advisers, LLC
 (Class B)

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high level of
 (Class B)                                 current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MetLife Asset Allocation 60 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio     MetLife Advisers, LLC
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        MetLife Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Western Asset Management Strategic Bond   MetLife Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company